Interest in Other Entities (Details) - Schedule of Non-Controlling Interests - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	$ 8,859	$ 15,548
Eventer [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	371	721
Jeffs’ Brands [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	5,628	7,199
Charging Robotics [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest		91
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	2,642	7,480
GERD IP [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	57	57
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance of Non-controlling interest	$ 161